Summary of Significant Accounting Policies - Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Opening balance	¥ 3,819,379	¥ 2,062,844
Fair value of newly written guarantee and quality assurance obligation	6,156,826	5,313,489
Release of guarantee and quality assurance payable upon repayment	(6,718,809)	(4,049,457)
Contingent liability	6,409,884	3,380,930
Payouts during the year	(12,299,134)	(7,889,277)
Recoveries during the year	7,408,007	5,000,850
Ending balance	¥ 4,776,153	¥ 3,819,379